GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 0.9%
Boeing Co. (The)	2,009	$332,007
Lockheed Martin Corp.	984	377,148
Total Aerospace & Defense		709,155
Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.	449	45,883
Expeditors International of Washington, Inc.	593	53,678
United Parcel Service, Inc., Class B	3,034	505,556
Total Air Freight & Logistics		605,117
Airlines – 0.0%**
United Airlines Holdings, Inc.*	975	33,881
Auto Components – 0.0%**
BorgWarner, Inc.	703	27,234
Automobiles – 2.1%
Tesla, Inc.*	3,945	1,692,444
Banks – 1.7%
Bank of America Corp.	31,767	765,267
Citizens Financial Group, Inc.	1,465	37,035
Fifth Third Bancorp	2,504	53,385
First Republic Bank	591	64,455
M&T Bank Corp.	447	41,164
PNC Financial Services Group, Inc. (The)	1,511	166,074
SVB Financial Group*	190	45,718
US Bancorp	5,333	191,188
Total Banks		1,364,286
Beverages – 1.3%
Boston Beer Co., Inc. (The), Class A*	45	39,751
Constellation Brands, Inc., Class A	695	131,710
Monster Beverage Corp.*	1,905	152,781
PepsiCo, Inc.	5,189	719,195
Total Beverages		1,043,437
Biotechnology – 2.8%
AbbVie, Inc.	6,419	562,240
Alexion Pharmaceuticals, Inc.*	793	90,743
Amgen, Inc.	2,113	537,040
Biogen, Inc.*	593	168,222
Exelixis, Inc.*	1,168	28,558
Gilead Sciences, Inc.	4,614	291,559
Incyte Corp.*	826	74,125
Regeneron Pharmaceuticals, Inc.*	382	213,836
Vertex Pharmaceuticals, Inc.*	973	264,773
Total Biotechnology		2,231,096
Building Products – 0.2%
Lennox International, Inc.	145	39,529
Masco Corp.	931	51,326

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Trex Co., Inc.*	394	$28,210
Total Building Products		119,065
Capital Markets – 2.0%
Ameriprise Financial, Inc.	439	67,654
BlackRock, Inc.	544	306,571
Cboe Global Markets, Inc.	393	34,482
Charles Schwab Corp. (The)	4,654	168,614
FactSet Research Systems, Inc.	145	48,558
Goldman Sachs Group, Inc. (The)	1,273	255,835
MarketAxess Holdings, Inc.	143	68,867
MSCI, Inc.	302	107,748
Nasdaq, Inc.	590	72,399
S&P Global, Inc.	885	319,131
SEI Investments Co.	532	26,983
T Rowe Price Group, Inc.	825	105,781
Total Capital Markets		1,582,623
Chemicals – 0.5%
FMC Corp.	450	47,660
PPG Industries, Inc.	828	101,082
Scotts Miracle-Gro Co. (The)	198	30,276
Sherwin-Williams Co. (The)	335	233,408
Total Chemicals		412,426
Commercial Services & Supplies – 0.2%
Cintas Corp.	353	117,489
Communications Equipment – 1.1%
Arista Networks, Inc.*	289	59,803
Ciena Corp.*	545	21,631
Cisco Systems, Inc.	15,732	619,683
F5 Networks, Inc.*	224	27,500
Juniper Networks, Inc.	1,201	25,822
Motorola Solutions, Inc.	594	93,145
Total Communications Equipment		847,584
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	205	48,249
Vulcan Materials Co.	481	65,195
Total Construction Materials		113,444
Consumer Finance – 0.4%
American Express Co.	2,867	287,417
Distributors – 0.1%
LKQ Corp.*	1,026	28,451
Pool Corp.	143	47,839
Total Distributors		76,290
Electrical Equipment – 0.3%
Eaton Corp. PLC	1,364	139,169

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	396	$87,389
Total Electrical Equipment		226,558
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	1,026	111,085
CDW Corp.	496	59,287
Cognex Corp.	598	38,930
Keysight Technologies, Inc.*	689	68,059
TE Connectivity Ltd.	1,135	110,935
Trimble, Inc.*	885	43,099
Zebra Technologies Corp., Class A*	191	48,220
Total Electronic Equipment, Instruments & Components		479,615
Entertainment – 2.4%
Electronic Arts, Inc.*	1,072	139,800
Netflix, Inc.*	1,717	858,551
Take-Two Interactive Software, Inc.*	401	66,253
Walt Disney Co. (The)	6,561	814,089
Total Entertainment		1,878,693
Equity Real Estate Investment Trust (REIT) – 0.2%
SBA Communications Corp.	434	138,220
Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	1,617	574,035
Kroger Co. (The)	2,792	94,677
Sysco Corp.	1,783	110,938
Walmart, Inc.	10,379	1,452,126
Total Food & Staples Retailing		2,231,776
Food Products – 0.1%
Campbell Soup Co.	1,124	54,368
Health Care Equipment & Supplies – 4.6%
Abbott Laboratories	6,366	692,812
ABIOMED, Inc.*	152	42,113
Align Technology, Inc.*	251	82,167
Baxter International, Inc.	1,820	146,364
Becton Dickinson and Co.	1,030	239,660
Boston Scientific Corp.*	4,997	190,935
Danaher Corp.	2,546	548,230
Edwards Lifesciences Corp.*	2,155	172,012
Hill-Rom Holdings, Inc.	246	20,543
Hologic, Inc.*	929	61,751
IDEXX Laboratories, Inc.*	303	119,112
Intuitive Surgical, Inc.*	409	290,202
Masimo Corp.*	192	45,324
Medtronic PLC	4,755	494,140
Penumbra, Inc.*	141	27,408
ResMed, Inc.	532	91,201
Stryker Corp.	1,323	275,674

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.*	333	$57,276
West Pharmaceutical Services, Inc.	253	69,550
Total Health Care Equipment & Supplies		3,666,474
Health Care Providers & Services – 3.0%
Amedisys, Inc.*	106	25,062
AmerisourceBergen Corp.	695	67,359
Anthem, Inc.	888	238,508
Cardinal Health, Inc.	1,026	48,171
Centene Corp.*	2,052	119,693
Cigna Corp.	1,326	224,638
CVS Health Corp.	4,604	268,874
Humana, Inc.	484	200,323
Laboratory Corp. of America Holdings*	339	63,823
Molina Healthcare, Inc.*	202	36,974
Quest Diagnostics, Inc.	486	55,642
UnitedHealth Group, Inc.	3,378	1,053,159
Total Health Care Providers & Services		2,402,226
Health Care Technology – 0.1%
Cerner Corp.	1,082	78,218
Hotels, Restaurants & Leisure – 1.9%
Chipotle Mexican Grill, Inc.*	99	123,127
Darden Restaurants, Inc.	448	45,131
Domino’s Pizza, Inc.	143	60,815
Hilton Worldwide Holdings, Inc.	936	79,860
Marriott International, Inc., Class A	1,129	104,523
McDonald’s Corp.	2,652	582,087
Starbucks Corp.	4,265	366,449
Yum! Brands, Inc.	1,080	98,604
Total Hotels, Restaurants & Leisure		1,460,596
Household Durables – 0.3%
DR Horton, Inc.	1,275	96,428
Garmin Ltd.	683	64,790
NVR, Inc.*	11	44,914
PulteGroup, Inc.	931	43,096
Total Household Durables		249,228
Household Products – 0.2%
Church & Dwight Co., Inc.	877	82,184
Clorox Co. (The)	480	100,881
Total Household Products		183,065
Industrial Conglomerates – 0.4%
3M Co.	2,021	323,724
Insurance – 0.6%
Arthur J Gallagher & Co.	679	71,689
Marsh & McLennan Cos., Inc.	1,818	208,524
Principal Financial Group, Inc.	932	37,532

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp. (The)	1,988	$188,204
Total Insurance		505,949
Interactive Media & Services – 8.8%
Alphabet, Inc., Class A*	2,580	3,781,248
Facebook, Inc., Class A*	10,691	2,799,973
Match Group, Inc.*	984	108,880
Snap, Inc., Class A*	5,773	150,733
Twitter, Inc.*	2,892	128,694
Total Interactive Media & Services		6,969,528
Internet & Direct Marketing Retail – 8.7%
Amazon.com, Inc.*	2,017	6,350,988
Booking Holdings, Inc.*	146	249,759
eBay, Inc.	2,645	137,805
Etsy, Inc.*	483	58,747
Expedia Group, Inc.	488	44,745
Total Internet & Direct Marketing Retail		6,842,044
IT Services – 6.5%
Accenture PLC, Class A	2,345	529,946
Akamai Technologies, Inc.*	594	65,661
Broadridge Financial Solutions, Inc.	420	55,440
Cognizant Technology Solutions Corp., Class A	1,852	128,566
Fiserv, Inc.*	2,344	241,549
FleetCor Technologies, Inc.*	295	70,239
Gartner, Inc.*	302	37,735
Global Payments, Inc.	1,070	190,011
Jack Henry & Associates, Inc.	287	46,663
Mastercard, Inc., Class A	3,623	1,225,190
Paychex, Inc.	1,321	105,376
PayPal Holdings, Inc.*	4,467	880,133
VeriSign, Inc.*	442	90,544
Visa, Inc., Class A	7,101	1,419,987
WEX, Inc.*	147	20,429
Total IT Services		5,107,469
Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	1,117	112,750
Bio-Techne Corp.	148	36,664
Illumina, Inc.*	538	166,285
IQVIA Holdings, Inc.*	682	107,504
Mettler-Toledo International, Inc.*	92	88,849
PerkinElmer, Inc.	394	49,451
Repligen Corp.*	191	28,180
Thermo Fisher Scientific, Inc.	1,425	629,166
Waters Corp.*	195	38,157
Total Life Sciences Tools & Services		1,257,006
Machinery – 0.6%
Caterpillar, Inc.	1,862	277,717

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Cummins, Inc.	499	$105,369
Graco, Inc.	579	35,522
Westinghouse Air Brake Technologies Corp.	645	39,912
Total Machinery		458,520
Media – 1.0%
Comcast Corp., Class A	16,117	745,572
Discovery, Inc., Class A*	2,276	49,549
New York Times Co. (The), Class A	589	25,203
Total Media		820,324
Metals & Mining – 0.1%
Nucor Corp.	1,074	48,180
Multiline Retail – 0.6%
Dollar General Corp.	927	194,318
Target Corp.	1,810	284,930
Total Multiline Retail		479,248
Oil, Gas & Consumable Fuels – 0.4%
Cabot Oil & Gas Corp.	1,364	23,679
Concho Resources, Inc.	685	30,222
EOG Resources, Inc.	2,002	71,952
Marathon Petroleum Corp.	2,293	67,277
Occidental Petroleum Corp.	3,126	31,291
Pioneer Natural Resources Co.	578	49,702
Valero Energy Corp.	1,412	61,168
Total Oil, Gas & Consumable Fuels		335,291
Pharmaceuticals – 5.3%
Bristol-Myers Squibb Co.	8,113	489,133
Eli Lilly and Co.	3,535	523,251
Johnson & Johnson	9,314	1,386,668
Merck & Co., Inc.	9,112	755,840
Pfizer, Inc.	20,227	742,331
Zoetis, Inc.	1,714	283,444
Total Pharmaceuticals		4,180,667
Professional Services – 0.3%
IHS Markit Ltd.	1,425	111,877
Verisk Analytics, Inc.	589	109,147
Total Professional Services		221,024
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	1,182	55,519
Road & Rail – 1.0%
JB Hunt Transport Services, Inc.	397	50,173
Old Dominion Freight Line, Inc.	433	78,338
Uber Technologies, Inc.*	6,368	232,305
Union Pacific Corp.	2,354	463,432
Total Road & Rail		824,248

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment – 6.3%
Analog Devices, Inc.	1,377	$160,751
Applied Materials, Inc.	3,381	201,000
Broadcom, Inc.	1,508	549,395
Intel Corp.	15,627	809,166
KLA Corp.	591	114,500
Lam Research Corp.	537	178,150
Maxim Integrated Products, Inc.	985	66,596
Microchip Technology, Inc.	923	94,847
Micron Technology, Inc.*	4,117	193,334
Monolithic Power Systems, Inc.	156	43,619
NVIDIA Corp.	2,361	1,277,820
Qorvo, Inc.*	435	56,119
QUALCOMM, Inc.	4,173	491,079
Skyworks Solutions, Inc.	629	91,520
SolarEdge Technologies, Inc.*	188	44,810
Teradyne, Inc.	594	47,199
Texas Instruments, Inc.	3,326	474,920
Universal Display Corp.	155	28,015
Xilinx, Inc.	890	92,774
Total Semiconductors & Semiconductor Equipment		5,015,614
Software – 13.1%
Adobe, Inc.*	1,902	932,798
ANSYS, Inc.*	334	109,295
Autodesk, Inc.*	830	191,738
Cadence Design Systems, Inc.*	1,034	110,255
Citrix Systems, Inc.	447	61,556
Fair Isaac Corp.*	99	42,113
Fortinet, Inc.*	640	75,398
Intuit, Inc.	1,028	335,344
Microsoft Corp.	29,042	6,108,404
NortonLifeLock, Inc.	2,183	45,494
Oracle Corp.	11,504	686,789
PTC, Inc.*	449	37,141
salesforce.com, Inc.*	3,487	876,353
ServiceNow, Inc.*	702	340,470
Splunk, Inc.*	596	112,126
Synopsys, Inc.*	580	124,108
Workday, Inc., Class A*	921	198,135
Total Software		10,387,517
Specialty Retail – 2.8%
Advance Auto Parts, Inc.	241	36,993
AutoZone, Inc.*	87	102,455
Best Buy Co., Inc.	932	103,722
CarMax, Inc.*	543	49,907
Home Depot, Inc. (The)	3,900	1,083,069
Lowe’s Cos., Inc.	2,695	446,993
O’Reilly Automotive, Inc.*	273	125,875

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	1,324	$123,556
Tractor Supply Co.	432	61,923
Ulta Beauty, Inc.*	197	44,124
Total Specialty Retail		2,178,617
Technology Hardware, Storage & Peripherals – 9.7%
Apple, Inc.	64,892	7,515,143
HP, Inc.	5,054	95,975
NetApp, Inc.	797	34,941
Seagate Technology PLC	924	45,525
Total Technology Hardware, Storage & Peripherals		7,691,584
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc., Class B	5,726	718,842
VF Corp.	1,366	95,962
Total Textiles, Apparel & Luxury Goods		814,804
Trading Companies & Distributors – 0.3%
Fastenal Co.	2,107	95,005
United Rentals, Inc.*	248	43,276
Watsco, Inc.	141	32,837
WW Grainger, Inc.	189	67,430
Total Trading Companies & Distributors		238,548
Total Common Stocks
(Cost $73,845,489)		79,067,450
INVESTMENT COMPANY – 0.1%
iShares Core S&P 500 ETF
(Cost $40,137)	123	41,335
MONEY MARKET FUND – 0.1%
BlackRock Treasury Trust, Institutional Class, 0.04%(a)
(Cost $95,708)	95,708	95,708
Total Investments – 100.1%
(Cost $73,981,334)		79,204,493
Liabilities in Excess of Other Assets – (0.1)%		(88,652)
Net Assets – 100.0%		$79,115,841

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF (continued)

September 30, 2020 (Unaudited)

*	Non-income producing security.
**	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of September 30, 2020.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$79,067,450	$–	$–	$79,067,450
Money Market Fund	95,708	–	–	95,708
Investment Company	41,335	–	–	41,335
Total	$79,204,493	$–	$–	$79,204,493

As of September 30, 2020, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.